UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-10389

Tax-Managed International Equity Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	July 31, 2008

Item 1. Schedule of Investments

Tax-Managed International Equity Portfolio	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.6%

Security	Shares	Value
Automobiles — 1.9%
Honda Motor Co., Ltd.	116,000	$3,696,250
Toyota Motor Corp.	79,700	3,429,312
		$7,125,562
Beverages — 4.3%
Diageo PLC	365,000	$6,354,460
Fomento Economico Mexicano SA de C.V. ADR	173,400	7,952,124
Heineken Holding N.V.	45,000	1,922,750
		$16,229,334
Capital Markets — 0.7%
Invesco, Ltd.	115,000	$2,678,350
		$2,678,350
Chemicals — 2.9%
Agrium, Inc.	75,000	$6,600,000
BASF AG	40,000	2,532,558
The Israel Corp., Ltd. (1)	1,300	1,538,585
		$10,671,143
Commercial Banks — 11.3%
Anglo Irish Bank Corp. PLC	77,400	$614,857
Australia and New Zealand Banking Group, Ltd.	138,500	2,094,431
Banco Bilbao Vizcaya Argentaria SA	116,700	2,145,166
Banco Santander Central Hispano SA	300,000	5,841,576
Barclays PLC	306,800	2,081,974
BNP Paribas SA	26,500	2,613,100
BOC Hong Kong Holdings, Ltd.	1,600,000	4,027,736
DBS Group Holdings, Ltd.	400,000	5,560,079
Erste Group Bank AG	31,900	2,034,572
Grupo Financiero Banorte SA de C.V.	500,000	2,152,895
Industrial and Commercial Bank of China, Ltd., Class H (1)	4,419,000	3,304,294
Kookmin Bank	51,000	2,892,028
Mitsubishi UFJ Financial Group, Inc.	769,000	6,777,912
		$42,140,620
Communications Equipment — 1.1%
Nokia Oyj	150,000	$4,094,917
		$4,094,917
Computer Peripherals — 0.7%
Lenovo Group, Ltd.	3,900,000	$2,711,882
		$2,711,882
Construction & Engineering — 0.6%
Vinci SA	38,000	$2,149,069
		$2,149,069
Diversified Financial Services — 1.3%
ING Groep N.V.	150,439	$4,906,975
		$4,906,975
Diversified Telecommunication Services — 6.8%
BT Group PLC	930,000	$3,140,592
France Telecom SA ADR	300,000	9,447,000
Koninklijke KPN N.V.	400,000	6,965,136
Telefonica SA	230,000	5,969,482
		$25,522,210
Electric Utilities — 2.9%
E.ON AG	19,340	$3,686,579
E.ON AG ADR	51,350	3,235,050
Scottish and Southern Energy PLC	145,000	4,014,085
		$10,935,714

Electrical Equipment — 1.8%
ABB, Ltd. ADR (1)	255,000	$6,686,100
		$6,686,100
Energy Equipment & Services — 2.4%
Acergy SA	300,000	$5,006,772
Fred Olsen Energy ASA	70,000	3,808,770
		$8,815,542
Food & Staples Retailing — 0.8%
Controladora Comercial Mexicana SA de C.V., unit	1,000,000	$2,990,133
		$2,990,133
Food Products — 2.8%
Nestle SA	240,000	$10,521,564
		$10,521,564
Gas Utilities — 0.3%
Samchully Co., Ltd.	5,500	$1,026,022
		$1,026,022
Health Care Providers & Services — 0.5%
Bumrungrad Hospital Public Co., Ltd.	1,700,000	$1,865,482
		$1,865,482
Industrial Conglomerates — 2.1%
Keppel Corp., Ltd.	990,000	$7,638,899
		$7,638,899
Insurance — 2.6%
Aviva PLC	156,700	$1,554,038
AXA SA	152,900	4,495,113
Muenchener Rueckversicherungs-Gesellschaft AG	21,000	3,486,783
		$9,535,934
Machinery — 3.5%
Atlas Copco AB, Class B	286,000	$4,018,226
Komatsu, Ltd.	250,000	6,197,071
SKF AB ADR	65,000	1,088,750
Vallourec SA	6,300	1,876,361
		$13,180,408
Marine — 0.4%
Cosco Corp. Singapore, Ltd.	700,000	$1,546,556
		$1,546,556
Metals & Mining — 9.4%
Anglo American PLC ADR	127,400	$3,638,544
BHP Billiton, Ltd.	130,000	4,845,645
Companhia Vale do Rio Doce ADR	217,500	5,691,975
Rio Tinto, Ltd.	130,500	15,258,869
Silver Wheaton Corp. (1)	435,000	5,637,600
		$35,072,633
Multi-Utilities — 3.2%
National Grid PLC	390,000	$5,132,845
RWE AG	58,000	6,942,072
		$12,074,917
Oil, Gas & Consumable Fuels — 9.9%
Addax Petroleum Corp.	76,000	$2,963,522
ENI SpA	75,000	2,531,500
Nexen, Inc.	196,600	6,220,424
Petroleo Brasileiro SA ADR	183,000	8,388,720
Sibir Energy PLC	170,000	2,075,523
StatoilHydro ASA	156,720	5,067,328
Total SA	128,000	9,803,349
		$37,050,366
Pharmaceuticals — 4.8%
AstraZeneca PLC ADR	82,800	$4,019,940
Novartis AG	129,500	7,683,453
Roche Holding AG	24,400	4,505,608
Shionogi & Co., Ltd.	94,000	1,837,553
		$18,046,554

Real Estate Management & Development — 1.0%
Sun Hung Kai Properties, Ltd.	255,000	$3,781,545
		$3,781,545
Semiconductors & Semiconductor Equipment — 0.2%
Himax Technologies, Inc. ADR	206,674	$785,361
		$785,361
Software — 3.0%
Nintendo Co., Ltd.	23,200	$11,235,484
		$11,235,484
Tobacco — 2.4%
British American Tobacco PLC	253,000	$9,124,372
		$9,124,372
Trading Companies & Distributors — 3.8%
Mitsubishi Corp.	350,000	$10,180,102
Mitsui & Co., Ltd.	200,000	4,095,652
		$14,275,754
Water Utilities — 0.5%
Manila Water Co., Inc.	4,387,000	$1,684,582
		$1,684,582
Wireless Telecommunication Services — 5.7%
Bouygues SA	35,000	$2,263,254
China Mobile, Ltd. ADR	68,000	4,545,800
Philippine Long Distance Telephone Co. ADR	75,300	4,280,805
Turkcell Iletisim Hizmetleri AS ADR	395,000	7,623,500
Vodafone Group PLC ADR	95,000	2,548,850
		$21,262,209
Total Common Stocks (identified cost $278,820,042)		$357,366,193

Short-Term Investments — 4.4%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 2.23% (2)	$16,652	$16,652,166
Total Short-Term Investments (identified cost $16,652,166)		$16,652,166
Total Investments — 100.0% (identified cost $295,472,208)		$374,018,359
Other Assets, Less Liabilities — (0.0)%		$(135,547)
Net Assets — 100.0%		$373,882,812

ADR	—	American Depository Receipt

(1)		Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 was $201,932.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
Japan	12.7%	$47,449,336
United Kingdom	11.1	41,609,700
France	8.7	32,647,246
Switzerland	7.9	29,396,725
Australia	5.9	22,198,945
Canada	5.7	21,421,546
Germany	5.3	19,883,042
United States	4.5	16,652,166
Singapore	3.9	14,745,534
Brazil	3.8	14,080,695
Spain	3.7	13,956,224
Norway	3.7	13,882,870
Netherlands	3.7	13,794,861
Mexico	3.5	13,095,152
China	2.8	10,561,976
Hong Kong	2.1	7,809,281
Turkey	2.0	7,623,500
Philippines	1.6	5,965,387
Sweden	1.4	5,106,976
Finland	1.1	4,094,917
Republic of Korea	1.0	3,918,050
Bermuda	0.7	2,678,350
Italy	0.7	2,531,500
Russia	0.6	2,075,523
Austria	0.6	2,034,572
Thailand	0.5	1,865,482
Israel	0.4	1,538,585
Taiwan	0.2	785,361
Ireland	0.2	614,857
Total Investments	100.0%	$374,018,359

The Portfolio did not have any open financial instruments at July 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$296,401,962
Gross unrealized appreciation	$88,929,099
Gross unrealized depreciation	(11,312,702)
Net unrealized appreciation	$77,616,397

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 17, 2008

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 17, 2008